Investor A1 [Member] Average Annual Total Returns - Investor A1		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.25%	0.80%	2.34%
New Jersey Customized Reference Benchmark (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.62%	1.50%
Investor A1 Shares
Prospectus [Line Items]
Average Annual Return, Percent		3.81%	0.88%	2.44%
Investor A1 Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.81%	0.88%	2.44%
Investor A1 Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.75%	1.40%	2.64%

[1]	The New Jersey Customized Reference Benchmark commenced in September 2016 and therefore the New Jersey Customized Reference Benchmark does not have a return for the 10-year period.